Tax Status - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
Tax determination letter date	Sep. 26, 2013
Provision for income taxes	$ 0
Uncertain tax positions	$ 0	$ 0